UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21331

EVERGREEN MULTI-SECTOR INCOME FUND
________________________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116-5034
________________________________________________________________________
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
________________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Date of fiscal year end:  10/31

Date of reporting period:  7/1/2006 - 6/30/2007

ITEM 1. PROXY VOTING RECORD

Evergreen Multi-Sector Income Fund (the "Registrant")

The Registrant held no securities during the reporting period, as noted above, in which there was a securityholder vote, and accordingly, has no proxy votes to report.

                                   SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

			EVERGREEN MULTI-SECTOR INCOME FUND
			By:   /s/ Dennis H. Ferro
			---------------------------------------
				Dennis H. Ferro
				President
				(Chief Executive Officer)

Date:  August 28, 2007
--------------------------